CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Preference shares, par value	$ 0.0001			$ 0.0001
Preference shares, shares authorized	5,000,000			5,000,000
Preference shares, shares issued	0			0
Preference shares, shares outstanding	0			0
Ordinary shares, shares subject to possible redemption		23,000,000	23,000,000
Ordinary shares, redemption value per share	$ 10.00
Class A common stock
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	500,000,000			500,000,000
Ordinary shares, shares issued				23,000,000
Ordinary shares, shares outstanding				23,000,000
Ordinary shares, shares subject to possible redemption	23,000,000			23,000,000
Ordinary shares, redemption value per share	$ 10.00			$ 10.00
Ordinary shares, Subject to possible redemption Issued	23,000,000			23,000,000
Class B common stock
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	50,000,000			50,000,000
Ordinary shares, shares issued	5,750,000			5,750,000
Ordinary shares, shares outstanding	5,750,000			5,750,000